INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2019	2018

Raw materials	$21,410	$27,921
Work-in-progress	1,726	1,041
Finished goods	99,550	129,530

	$122,686	$158,492